Employee benefits (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ 12,111
Present value of the defined benefit obligation decrease in actuarial assumption	$ 13,529
Actuarial Assumption Of Minimum Wage Increase Rate [Member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ 13,038
Present value of the defined benefit obligation decrease in actuarial assumption	$ 12,560
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ 13,267
Present value of the defined benefit obligation decrease in actuarial assumption	$ 12,349